Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business

Note 1 - Description of Business

Vacasa, Inc. and its subsidiaries (the Company) operate a vertically-integrated vacation rental platform. Homeowners utilize the Company’s technology and services to realize income from their rental assets. Guests from around the world utilize the Company’s technology and services to search and book Vacasa-listed properties in destinations throughout North America, Belize, and Costa Rica. The Company collects nightly rent on behalf of homeowners and earns the majority of its revenue from commissions on rent and from additional reservation-related fees paid by guests when a vacation rental is booked directly through the Company’s website or app or through its distribution partners. The Company conducts its business through Vacasa Holdings LLC (Vacasa Holdings or OpCo) and its subsidiaries. The Company is headquartered in Portland, Oregon.

Vacasa, Inc. was incorporated on July 1, 2021, under the laws of the state of Delaware for the purpose of consummating the business combination (the Business Combination) contemplated by that certain business combination agreement, dated as of July 28, 2021 (as amended, the "Business Combination Agreement"), by and among TPG Pace Solutions Corp., a Cayman Islands exempted company (TPG Pace), Vacasa Holdings, Turnkey Vacations, Inc. (TK Newco), certain Vacasa Holdings equity holders (together with TK Newco, the “Blockers”), the Company, and certain other parties. On December 6, 2021, the Company consummated the Business Combination, pursuant to which, among other things, TPG Pace merged with and into the Company, the separate corporate existence of TPG Pace ceased, and the Company became the surviving corporation. The Business Combination was accounted for as a reverse recapitalization (the Reverse Recapitalization) in accordance with U.S. GAAP. Under this method of accounting, Vacasa, Inc. has been treated as the “acquired” company for financial reporting purposes, with Vacasa Holdings considered to be the accounting acquirer. For more details, see the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2021 (2021 Annual Report).

Note 1 — Description of Business

Vacasa, Inc. and its subsidiaries (the Company) operate a vertically-integrated vacation rental platform. Homeowners utilize the Company’s technology and services to realize income from their rental assets. Guests from around the world utilize the Company’s technology and services to search and book Vacasa-listed properties in destinations throughout North and Central America. The Company collects nightly rent on behalf of homeowners and earns the majority of its revenue from commissions on rent and from additional reservation-related fees paid by guests when a vacation rental is booked directly through the Company’s website or app or through its distribution partners. The Company conducts its business through Vacasa Holdings, LLC (Vacasa Holdings or OpCo) and its subsidiaries. The Company is headquartered in Portland, Oregon.

Vacasa, Inc. was incorporated on July 1, 2021, under the laws of the state of Delaware for the purpose of consummating the business combination (the Business Combination) contemplated by that certain business combination agreement, dated as of July 28, 2021 (as amended, the “Business Combination Agreement”), by and among TPG Pace Solutions Corp., a Cayman Islands exempted company (TPG Pace), Vacasa Holdings, Turnkey Vacations, Inc., a Vacasa Holdings equity holder (TK Newco), certain other Vacasa Holdings equity holders (together with TK Newco, the “Blockers”), the Company, and certain other parties. On December 6, 2021, the Company consummated the Business Combination, pursuant to which, among other things, TPG Pace merged with and into the Company, the separate corporate existence of TPG Pace ceased, and the Company became the surviving corporation. The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Vacasa, Inc. has been treated as the “acquired” company for financial reporting purposes, with Vacasa Holdings considered to be the accounting acquirer. See Note 3, Reverse Recapitalization for more details.